FINANCIAL INSTRUMENTS - Classification and Measurement (Details) $ in Millions	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) property
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	$ 9,928	$ 10,905
Financial assets, at fair value	9,928	10,905
Financial liabilities	78,756	77,610
Financial liabilities, at fair value	78,391	$ 77,189
Number of properties as collateral for financing receivable, acquired | property		75
Amortized cost | Borrowing
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	68,581	$ 68,712
Financial liabilities, at fair value	68,216	68,291
Amortized cost | Borrowing | Held for sale
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	0
Amortized cost | Borrowing | Assets held for sale
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	169	57
Amortized cost | Capital securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	2,939	2,646
Financial liabilities, at fair value	2,939	2,646
FVTPL | Capital securities - fund subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	140	189
Financial liabilities, at fair value	140	189
Derivatives | FVTPL | Other non-current liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	347	185
Financial liabilities, at fair value	347	185
Derivatives | FVTPL | Accounts payable and other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	688	977
Financial liabilities, at fair value	688	977
Loan payable | FVTPL | Other non-current liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	27	28
Financial liabilities, at fair value	27	28
Accounts payable | Amortized cost | Other non-current liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	704	694
Financial liabilities, at fair value	704	694
Accounts payable | Amortized cost | Accounts payable and other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	3,104	3,216
Financial liabilities, at fair value	3,104	3,216
Loans and notes payable | Amortized cost | Accounts payable and other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	2,226	963
Financial liabilities, at fair value	2,226	963
Amortized cost | Loans and notes receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,663	1,792
Financial assets, at fair value	1,663	1,792
Amortized cost | Other non-current assets | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	47	43
Financial assets, at fair value	47	43
Amortized cost | Other non-current assets | Other Marketable Securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	28	28
Financial assets, at fair value	28	28
Amortized cost | Other non-current assets | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	568	581
Financial assets, at fair value	568	581
Amortized cost | Current Assets | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	941	1,355
Financial assets, at fair value	941	1,355
Amortized cost | Current Assets | Accounts receivable | Held for sale
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	125	50
Amortized cost | Current Assets | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	319	326
Financial assets, at fair value	319	326
Amortized cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	2,401	2,341
Financial assets, at fair value	2,401	2,341
FVTPL | Other non-current assets | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	3,232	3,240
Financial assets, at fair value	3,232	3,240
FVTPL | Other non-current assets | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	138	192
Financial assets, at fair value	138	192
FVTPL | Current Assets | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	523	299
Financial assets, at fair value	523	299
FVTPL | Current Assets | Financing Receivable In Foreclosure
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	622
Financial assets, at fair value	0	622
FVTOCI | Other non-current assets | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	36	61
Financial assets, at fair value	36	61
FVTOCI | Current Assets | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	32	25
Financial assets, at fair value	$ 32	$ 25